Derivative Assets And Liabilities Subject To Enforceable Master Netting Arrangement (Detail) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross amounts recognized, derivatives assets		$ 1,057,168	$ 588,512
Net amounts presented in the balance sheet, derivatives assets		1,059,031	591,609
Gross amounts recognized, derivatives liabilities		(635,634)	(350,321)
Net amounts presented in the balance sheet, derivatives liabilities		(635,634)	(350,321)
Gross amounts recognized, net derivatives		367	1,569
Derivative Assets
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross amounts recognized, derivatives assets		1,056,623	587,898
Gross amounts offset in the balance sheet, derivatives assets		0	0
Net amounts presented in the balance sheet, derivatives assets		1,056,623	587,898
Gross amounts not offset in the balance sheet, financial instruments, derivative assets	[1]	(615,349)	(346,116)
Gross amounts not offset in the balance sheet, collateral pledged/received		(395,913)	(216,659)
Net amount, derivatives assets		45,361	25,123
Derivative liability
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross amounts recognized, derivatives liabilities		(635,634)	(350,276)
Gross amounts offset in the balance sheet, derivatives liabilities		0	0
Net amounts presented in the balance sheet, derivatives liabilities		(635,634)	(350,276)
Gross amounts not offset in the balance sheet, financial instruments, derivative liabilities	[1]	615,349	346,116
Gross amounts not offset in the balance sheet, collateral pledged/received		37,092	4,160
Net amount, derivatives liabilities		16,807
Derivative
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross amounts recognized, net derivatives		420,989	237,622
Net amounts presented in the balance sheet, net derivatives		420,989	237,622
Gross amounts not offset in the balance sheet, collateral pledged/received		(358,821)	(212,499)
Net amount		$ 62,168	$ 25,123

[1]	Represents the amount of assets or liabilities that could be offset by liabilities or assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.